CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues		$ 3,967	$ 3,778	$ 3,367
Other income		584	93	60
Direct operating costs	[1]	(1,466)	(1,174)	(1,185)
Management service costs		(88)	(169)	(175)
Interest expense		(1,258)	(1,032)	(900)
Share of earnings (loss) from equity-accounted investments		(8)	6	2
Foreign exchange and financial instruments (loss) gain		159	(65)	(27)
Depreciation		(1,342)	(1,179)	(1,115)
Other		(61)	(90)	(277)
Remeasurement of BEPC exchangeable and class B shares		(106)	1,800	1,267
Income tax (expense) recovery
Current		(113)	(133)	(31)
Deferred		40	15	(56)
Total income tax expense		(73)	(118)	(87)
Net income		308	1,850	930
Net income (loss) attributable to:
The partnership		(181)	1,503	946
Net income		308	1,850	930
Non-controlling interests
Revenues		2,360	2,249	1,924
Other income		451	(7)	(40)
Direct operating costs		(875)	(610)	(626)
Management service costs		0	(6)	0
Income tax (expense) recovery
Current		(87)	(96)	(18)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income		481	336	(23)
Net income (loss) attributable to:
Net income attributable to non-controlling interests		481	336	(23)
Net income		481	336	(23)
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net income		8	11	7
Net income (loss) attributable to:
Net income attributable to non-controlling interests		8	11	7
Net income		$ 8	$ 11	$ 7

[1]	Direct operating costs exclude depreciation expense disclosed below.